UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

October 31, 2019

The Acquirers Fund

Ticker: ZIG

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

The Acquirers Fund

The Acquirers Fund

Management’s Discussion of Fund Performance
October 31, 2019 (Unaudited)

Fellow investors,

This is the inaugural letter for The Acquirers Fund (“ZIG” or the “Fund”). The Fund was launched May 14, 2019 with the goal to exploit the unusually favorable spreads then prevailing between the most undervalued and overvalued stocks. The information in this letter relates to the partial five-and-one-half months ending October 31, 2019 (the “current fiscal period”).

The Fund seeks to hold long positions in deeply undervalued, fundamentally strong U.S.-listed targets for buyout firms and activists, and short positions in overvalued, financially weak companies.

The Fund tracks The Acquirer’s Index published by Acquirers Funds®. Acquirers Funds’ index-construction process begins with the Acquirer’s Multiple®, the measure highlighted in the books The Acquirer’s Multiple (2017), Deep Value (2014), and Quantitative Value (2012) that financial acquirers like buyout firms and activists use to find potential targets. Acquirers Funds takes a holistic approach to valuation, examining assets, earnings, and cash flows, to understand the economic reality of each company. An important part of this process is a forensic-accounting diligence of the financial statements, particularly the notes and management’s discussion and analysis, to find information a quantitative screen may miss.

At the launch of the Fund, I said, “After one of the most prolonged growth rallies ever, value spreads are widest since the run-up to the Great Depression and the Dot Com bubble.1 Historically, the base rate for investing in value after it has disappointed and spreads are wide has been extremely attractive.2” Following the launch, value spreads continued to widen through August 27, 2019. On September 9, value and momentum strategies moved in a notable way. Value, represented, for example, by the Dow Jones Thematic Market Neutral Value Index (“Value Index”), closed up 3.5 percent, its best day since its December 31, 2001 inception. In contrast, momentum, represented by the Dow Jones Thematic Market Neutral Momentum Index (“Momentum Index”) fell 4.5 percent, its tenth worst day since inception. From the August 27, 2019 low through October 31, 2019, the Value Index gained 25.7 percent against the Momentum Index. While it is too early to declare the return of value, these are encouraging signs.

[1]	“Bernstein Quants See Historic Divergence Favoring Value Stocks”: https://www.bloomberg.com/news/articles/2019-03-06/bernstein-quants-go-rogue-and-tout-decade-losing-stock-strategy
[2]	“Value Investors Are Vexed”: https://www.morningstar.com/articles/922787/value-investors-are-vexed.html

The Acquirers Fund

Management’s Discussion of Fund Performance
October 31, 2019 (Unaudited) (Continued)

Fund and Individual Stock Performance

Through the current fiscal period, the Fund gained 2.09 percent on a market price basis and 2.09 percent at NAV. For comparison purposes, the S&P 500 Index, on a total return basis, was up 8.13 percent. The Fund’s best performing long positions were Vishay Intertechnology (VSH), Biogen (BIIB), and Micron Technology (MU) while the three worst long performers were Mednax (MD), Enerplus Corp (ERF) and Lear Corporation (LEA). The Fund’s best performing short positions were Cloudera (CLDR), National Vision Holdings (EYE) and New Relic (NEWR) while the three worst short performers were PagSeguro (PAGS), Tesla (TSLA), and Stars Group (TSG).

Thank you for investment in the Acquirers Fund. We look forward to a sustained returned to value.

Yours sincerely,
The Acquirers Fund

Tobias E. Carlisle
Principal and Founder

Must be preceded or accompanied by a prospectus.

The Acquirers Fund is distributed by Quasar Distributors, LLC.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Funds and may be only be acquired or redeemed from the Funds in creation units. Brokerage commissions will reduce returns. Companies with high yield or payout ratio may underperform other securities in certain market conditions and reduce or discontinue paying dividends entirely while included in the index. The Fund return may not match or achieve a high degree of correlation with the return of the underlying Index. To the extent the Fund utilizes a sampling approach, they may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for emerging markets investments. Investments in mid-cap companies may involve less liquidity and greater volatility than larger companies. Diversification does not assure a profit or protect against a loss in a declining market.

Spread refers to the difference in valuation between Fama-French value stocks and glamour stocks.

Base Rate is the probability of an event happening without intervention.

S&P 500® Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies.

The Acquirers Index is composed of the 30 most undervalued, fundamentally strong stocks and 30 short positions of the most overvalued, fundamentally weak stocks listed in the U.S. measured by The Acquirer’s Multiple®, a valuation metric developed and published in 2014 by Tobias Carlisle, Managing Member of the Adviser.

Cash flow is the net amount of cash and cash-equivalents being transferred into and out of a business.

The Acquirers Fund

Management’s Discussion of Fund Performance
October 31, 2019 (Unaudited) (Continued)

Dow Jones U.S. Thematic Market Neutral Value Index is designed to measure the performance of a long/short strategy utilizing long positions in growth companies.

Dow Jones U.S. Thematic Market Neutral Momentum Index measures is designed to measure the performance of a long/short strategy utilizing long positions in high-momentum companies and short positions in low-momentum companies. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution.

It is not possible to invest directly in an index.

For a complete list of Fund holdings please see the schedule of investments on page 4 of the report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Acquirers Fund

Portfolio Allocation
As of October 31, 2019 (Unaudited)

Long Position Portfolio Allocation by Sector	Percentage of Net Assets
Finance and Insurance♦	59.6%
Manufacturing♦	40.1
Administrative and Support and Waste Management and Remediation Services	12.9
Retail Trade	4.9
Construction	4.8
Transportation and Warehousing	4.4
Mining, Quarrying, and Oil and Gas Extraction	3.9
Short-term investments	0.1
Liabilites in Excess of Other Assets	-0.1
Total	130.6%

♦

To the extent that the Fund invest more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Short Position Portfolio Allocation by Sector	Percentage of Net Assets
Manufacturing	-14.7%
Information	-7.0
Professional Scientific and Technical Services	-3.9
Wholesale Trade	-2.0
Administrative Support Waste Management and Remediation Services	-1.1
Utilities	-1.0
Mining Quarrying and Oil and Gas Extraction	-0.9
-30.6%

The Acquirers Fund

Schedule of Investments
October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 130.6%
	Administrative and Support and Waste Management and Remediation Services — 12.9%
13,551	Korn Ferry	$497,186
6,004	ManpowerGroup, Inc. ^	545,884
27,987	Manulife Financial Corporation ^	521,118
		1,564,188
	Construction — 4.8%
38,141	Fiat Chrysler Automobiles NV ^	584,320

	Finance and Insurance — 59.6%♦
4,771	Allstate Corporation ^	507,730
21,343	American Equity Investment Life Holding Company ^	526,745
4,185	American National Insurance Company ^	502,116
11,327	Assured Guaranty, Ltd. ^	531,463
17,410	Bank of America Corporation ^	544,411
7,003	Bank of Montreal ^	518,152
11,469	E*TRADE Financial Corporation	479,290
1,084	First Citizens BancShares, Inc. - Class A ^	533,241
39,450	MGIC Investment Corporation ^	540,858
9,452	Popular, Inc. ^	514,756
9,113	Principal Financial Group, Inc. ^	486,452
6,778	Progressive Corporation	472,427
21,552	Radian Group, Inc. ^	540,955
3,254	Reinsurance Group of America, Inc. ^	528,677
		7,227,273
	Manufacturing — 40.1%♦
10,084	Arena Pharmaceuticals, Inc. (a)	491,242
32,977	AVX Corporation ^	505,208
2,152	Biogen, Inc. (a)	642,824
3,184	Cummins, Inc. ^	549,176
27,803	HP, Inc. ^	482,938
4,335	Lear Corporation ^	510,533
10,459	Micron Technology, Inc. (a) ^	497,326
6,864	Oshkosh Corporation ^	586,048
29,698	Vishay Intertechnology, Inc. ^	598,415
		4,863,710

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Investments
October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 130.6% (Continued)
	Mining, Quarrying, and Oil and Gas Extraction — 3.9%
8,477	ConocoPhillips	$467,930

	Retail Trade — 4.9%
9,665	Insight Enterprises, Inc. (a) ^	593,238

	Transportation and Warehousing — 4.4%
9,448	Southwest Airlines Company ^	530,316
	TOTAL COMMON STOCKS (Cost $15,440,302)	15,830,975

	SHORT-TERM INVESTMENTS — 0.1%
5,000	First American Government Obligations Fund, Class X, 1.74%	5,000
5,000	First American Treasury Obligations Fund, Class X, 1.73%	5,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,000)	10,000
	TOTAL INVESTMENTS — 130.7% (Cost $15,450,302)	15,840,975
	Liabilities in Excess of Other Assets — (30.7)%	(3,717,605)
	NET ASSETS — 100.0%	$12,123,370

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

^	All or a portion of the security has been committed as collateral for securities sold short.
*	Rate shown is the annualized seven-day yield as of October 31, 2019.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
October 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 30.6%
	Administrative and Support and Waste Management and Remediation Services — 1.1%
3,442	Rollins, Inc.	$131,175

	Information — 7.0%
5,076	8x8, Inc. (a)	98,068
1,314	Blackbaud, Inc.	110,310
8,460	FireEye, Inc. (a)	134,006
441	Netflix, Inc. (a)	126,748
977	Splunk, Inc. (a)	117,201
7,537	Stars Group, Inc. (a)	164,005
9,770	Vonage Holdings Corporation (a)	95,453
		845,791
	Manufacturing — 14.7%
1,995	Cambrex Corporation (a)	119,161
2,817	Canada Goose Holdings, Inc. (a)	117,835
4,196	Colfax Corporation (a)	140,986
2,360	Emergent BioSolutions, Inc. (a)	134,898
2,839	Energizer Holdings, Inc.	120,629
1,704	Intercept Pharmaceuticals, Inc. (a)	124,017
987	International Flavors & Fragrances, Inc.	120,424
4,896	National Vision Holdings, Inc. (a)	116,525
1,180	Neurocrine Biosciences, Inc. (a)	117,398
1,375	PerkinElmer, Inc.	118,195
6,866	Pure Storage, Inc. - Class A (a)	133,612
1,607	SiteOne Landscape Supply, Inc. (a)	141,513
495	Tesla, Inc. (a)	155,885
5,673	Wright Medical Group NV (a)	117,998
		1,779,076
	Mining, Quarrying, and Oil and Gas Extraction — 0.9%
17,929	Kosmos Energy, Ltd.	111,160

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Schedule of Securities Sold Short
October 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 30.6% (Continued)
	Professional, Scientific, and Technical Services — 3.9%
1,787	GoDaddy, Inc. - Class A (a)	$116,209
3,152	Mimecast, Ltd. (a)	125,166
4,548	Nutanix, Inc. - Class A (a)	132,893
6,141	Virtu Financial, Inc. - Class A	104,151
		478,419
	Utilities — 1.0%
2,682	New Jersey Resources Corporation	116,935

	Wholesale Trade — 2.0%
1,883	New Relic, Inc. (a)	120,625
6,127	Trinity Industries, Inc.	121,192
		241,817
	TOTAL COMMON STOCKS (Proceeds $3,661,629)	3,704,373
	Total Securities Sold Short (Proceeds $3,661,629)	3,704,373

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value (Cost $15,440,302)	$15,840,975
Cash	3,049
Dividends and Interest Receivable	9,773
Total assets	15,853,797

LIABILITIES
Securities sold short, at value (Proceeds $3,661,629)	3,704,373
Broker interest payable	17,053
Due to broker	1,196
Management fees payable	7,805
Total liabilities	3,730,427

NET ASSETS	$12,123,370

Net Assets Consist of:
Paid-in capital	$11,875,392
Total distributable earnings (accumulated deficit)	247,978
Net assets	$12,123,370

Net Asset Value:
Net assets	$12,123,370
Shares outstanding^	475,000
Net asset value, offering and redemption price per share	$25.52

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Operations
For the Period Ended October 31, 2019* (Unaudited)

INCOME
Dividends+	$92,823
Interest	71
Total investment income	92,894

EXPENSES
Broker interest expense	76,568
Management fees	34,566
Dividend expense	4,809
Less: fees waived	(5,516)
Total expenses	110,427
Net investment income (loss)	(17,533)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(82,439)
Foreign currency	14

Change in unrealized appreciation (depreciation) on:
Investments	347,929
Foreign currency	7
Net realized and unrealized gain (loss) on investments	265,511
Net increase (decrease) in net assets resulting from operations	$247,978

*	The Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to October 31, 2019.
+	Net of foreign taxes withheld of $3,548.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Statement of Changes in Net Assets

Period Ended October 31, 2019*
OPERATIONS
Net investment income (loss)	$(17,533)
Net realized gain (loss) on investments	(82,425)
Change in unrealized appreciation (depreciation) on investments	347,936
Net increase (decrease) in net assets resulting from operations	247,978

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,007,205
Payments for shares redeemed	(3,131,813)
Net increase (decrease) in net assets derived from capital share transactions (a)	11,875,392
Net increase (decrease) in net assets	$12,123,370

NET ASSETS
Beginning of period	$—
End of period	$12,123,370

(a)	A summary of capital share transactions is as follows:

Period Ended October 31, 2019*
Shares
Subscriptions	600,000
Redemptions	(125,000)
Net increase (decrease)	475,000

*	Fund commenced operations on May 14, 2019. The information presented is for the period from May 14, 2019 to October 31, 2019.

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended October 31, 2019(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.57
Total from investment operations	0.52

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	—
Total distributions	—

CAPITAL SHARE TRANSACTIONS:
Net asset value, end of period	$25.52
Total return	2.09	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$12,123

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	2.99	%(4)
Ratio of expenses excluding dividend and interest expense on short positions before fees waived to average net assets	0.94	%(4)
Ratio of expenses excluding dividend and interest expense on short positions after fees waived to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	-0.48	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions before fees waived to average net assets	1.57	%(4)
Net investment income (loss) excluding dividend and interest expense on short positions after fees waived to average net assets	1.73	%(4)
Portfolio turnover rate (5)	57	%(3)

(1)	Commencement of operations on May 14, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions

The accompanying notes are an integral part of these financial statements.

The Acquirers Fund

Notes to Financial Statements

October 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Acquirers Fund (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Acquirer’s Index. The Fund commenced operations on May 14, 2019.

The end of the reporting period for the Fund is October 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended October 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,830,975	$—	$—	$15,830,975
Short-Term Investments	10,000	—	—	10,000
Total Investments in Securities	$15,840,975	$—	$—	$15,840,975

Liabilities - Securities Sold Short^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,704,373	$—	$—	$3,704,373
Total Liabilities - Securities Sold Short	$3,704,373	$—	$—	$3,704,373

^	See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any,

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not occur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Short Positions. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. For financial statement purposes, an amount equal to the required amount of collateral to be segregated for short positions is included in the Statement of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

short may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund maintains segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 2A above.

F.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund at least annually. Distributions are recorded on the ex-dividend date.

G.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

J.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval. There were no other events or transactions that occurred during the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

L.

New Accounting Pronouncements and Other Matters In August 2018, FASB issued Accounting Statements Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Acquirers Funds, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Acquirers Fund pays the Adviser 0.94% at an annual rate based on the Fund’s average daily net assets with a fee waiver of 0.15% through August 31, 2020. The contractual waiver agreement may only be terminated by, or with the consent of, the Fund’s Board of Trustees.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
The Acquirers Fund	$6,339,772	$7,449,779

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Fund.

During the current fiscal period, in-kind transactions associated with creations and redemptions for the Fund were as follows:

	In-Kind Purchases	In-Kind Sales
The Acquirers Fund	$19,539,221	$3,089,745

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments. There have been no distributions paid by the Fund during the current fiscal period.

The Acquirers Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited) (Continued)

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction is $250, payable to the Custodian. The fixed fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Concentration Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The Acquirers Fund

Expense Example

For the Period Ended October 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

The Acquirers Fund

Expense Example

For the Period Ended October 31, 2019 (Unaudited) (Continued)

The Acquirers Fund

	Beginning Account Value May 14, 2019(1)	Ending Account Value October 31, 2019	Expenses Paid During the Period
Actual	$ 1,000.00	$ 1,020.90	$3.72(2)
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.17	$4.02(3)

(1)	Fund commencement.
(2)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 170/365, to reflect the current fiscal period.

(3)

The dollar amount shown as expenses paid during the period is equal to the annualized net expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 184/365, to reflect one-half year period.

The Acquirers Fund

Approval of Advisory Agreements and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Advisory Agreement (the “Advisory Agreement”) between Acquirers Funds, LLC (“Acquirers” or the “Adviser”) and the Trust, on behalf of The Acquirers Fund (“ZIG” or the “Fund”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) between the Adviser, the Trust, on behalf of the Fund, and CSat Investment Advisory, L.P. (“CSat” or the “Sub-Adviser”) at the following meetings (the “Meetings”):

●	at a meeting held January 9-10, 2019 (the “January Meeting”) with respect to the approval of the Advisory Agreement for the Fund; and

●	at a meeting held April 10-11, 2019 (the “April Meeting”) with respect to the Sub-Advisory Agreement for the Fund.

Prior to the Meetings, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the cost of the services provided and the profits realized by the Adviser and Sub-Adviser from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser and Sub-Adviser resulting from services rendered to the Fund.

Prior to the Meetings, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreements.

Additionally, during the January Meeting, the Managing Member of the Adviser provided oral overviews of the Fund’s strategy, the services to be provided to the Fund by the Adviser, and additional information about the Adviser’s personnel, business continuity plans, and financial resources. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the January Meeting, and deliberated on the approval of the Advisory Agreement in light of this information.

During the April Meeting, representatives from the Sub-Adviser provided oral overviews of the Fund’s strategy, the services to be provided to the Fund by the Sub-Adviser, and additional information about the Sub-Adviser’s personnel, other clients, and compliance program. The Board then discussed the written materials and oral

The Acquirers Fund

Approval of Advisory Agreements and Board Considerations
(Unaudited) (Continued)

presentation that it had received and any other information that the Board received at the April Meeting, and deliberated on the approval of the Sub-Advisory Agreement in light of this information.

In each of its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to ZIG. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program, including the support the Adviser would receive from a third-party compliance consulting firm, and the report from the Trust’s Chief Compliance Officer regarding his review of the Adviser’s compliance program. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key compliance personnel, the services to be provided by the Adviser, and the ownership structure of the firm.

The Board also considered other services to be provided to ZIG, such as monitoring adherence to ZIG’s investment restrictions, monitoring compliance with various ZIG policies and procedures and with applicable securities regulations, and monitoring the extent to which ZIG achieved its investment objective as a passively-managed fund. The Board noted that the Adviser was also the index provider for ZIG and would be responsible for implementing a replication or sampling strategy to track the performance of the index. The Board considered that, because the Adviser is the index provider, the Adviser may have certain conflicts of interest with respect to its management of the index, but noted that the Adviser had adopted policies and procedures to mitigate such conflicts.

Historical Performance. The Board noted that ZIG had not yet commenced operations and concluded that the performance of ZIG, thus, was not a relevant factor in their deliberations. The Board also considered that ZIG is designed to track the performance of an index. Consequently, with respect to ZIG’s performance, the Board in the future would focus on the Adviser’s services, including whether ZIG’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board then reviewed the proposed expense ratio for ZIG and compared it to the universe of Long-Short Equity ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that the proposed expense ratio for ZIG was above the median of the Category Peer Group,

The Acquirers Fund

Approval of Advisory Agreements and Board Considerations
(Unaudited) (Continued)

but significantly less than the highest expense ratios in the Category Peer Group. The Board determined that ZIG’s expense ratio was reasonable given the unique nature of ZIG’s passively-managed strategy relative to traditional long-short equity funds.

The Board took into consideration that the advisory fee for ZIG was a “unified fee,” meaning it would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying ZIG’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with ZIG, taking into account an analysis of the Adviser’s profitability with respect to ZIG and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that ZIG had not yet commenced operations and consequently, the future size of ZIG was generally unpredictable. The Board noted it intends to monitor fees as ZIG grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to ZIG under the Sub-Advisory Agreement, noting that CSat would provide investment management services to ZIG, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that CSat would have as ZIG’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of ZIG; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of ZIG’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error; quarterly reporting to the Board; and implementation of Board directives as they relate to ZIG.

The Acquirers Fund

Approval of Advisory Agreements and Board Considerations
(Unaudited) (Continued)

In considering the nature, extent, and quality of the services to be provided by CSat, the Board considered reports of the Trust’s Chief Compliance Officer with respect to CSat’s compliance program and CSat’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees considered information they had received and reviewed with regard to CSat at previous Board meetings, as well as the materials from the April Meeting, including information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of ZIG. The Board also considered CSat’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be advising or sub-advising.

Historical Performance. The Board noted that ZIG had not yet commenced operations. Consequently, the Board determined performance was not a relevant consideration with respect to ZIG. The Board also considered that ZIG is designed to track the performance of an index. Consequently, with respect to ZIG’s performance, the Board in the future would focus on the Sub-Adviser’s services, including whether ZIG’s performance exhibited significant tracking error.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by Acquirers to CSat for its services to ZIG. The Board considered the fees to be paid to CSat would be paid by Acquirers from the fee Acquirers received from ZIG and noted that the fee reflected an arm’s-length negotiation between Acquirers and CSat based on the nature and expected size of ZIG and was in line with fees charged by other trading sub-advisers to index-based series of the Trust. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm. The Board also evaluated the compensation and benefits expected to be received by CSat from its relationship with ZIG, taking into account an analysis of CSat’s projected profitability with respect to ZIG. The Board determined that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the sub-advisory fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

The Acquirers Fund

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.acquirersfund.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.acquirersfund.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.acquirersfund.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Advisor and Index Provider

Acquirers Funds, LLC
21515 Hawthorne Boulevard, Suite 200 PMB#82
Torrance, California 90503

Sub-Adviser

CSat Investment Advisory, L.P. d/b/a Exponential ETFs
625 Avis Drive
Ann Arbor, Michigan 48108

Distributor

Quasar Distributors, LLC
777 East Wisconsin Street, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

The Acquirers Fund

Symbol – ZIG
CUSIP – 26922A263

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	January 8, 2020

By (Signature and Title)*	/s/ Kristen M. Weitzel,
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	January 8, 2020

*	Print the name and title of each signing officer under his or her signature.